Basis for Preparation - Cost Classification (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of voluntary change in accounting policy
Increase In Research & Development Expenses	€ 370	€ 398	€ 388
Cloud
Disclosure of voluntary change in accounting policy
Increase in gross profit	95	88	61
Software license and support
Disclosure of voluntary change in accounting policy
Increase in gross profit	€ 275	€ 310	€ 326